SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)
Currency risk
Gradual increase in basis		1.00%	1.00%
pre-tax income	¥ 57.9	$ 7.4
Gradual decrease in basis	1.00%	1.00%
Pre-tax loss	¥ 57.9	$ 7.4
China, Yuan Renminbi
Currency risk
Cash		$ 6.0	$ 46.7	$ 1.6	$ 12.3
Estimated depreciation of Renminbi against the U.S. dollar (as a percent)		10.00%	10.00%	10.00%	10.00%
Depreciation in our total assets		$ 0.6		$ 0.2
Estimated appreciation of Renminbi against the U.S. dollar (as a percent)		10.00%	10.00%	10.00%	10.00%
Appreciation in our total assets		$ 0.6		$ 0.2